Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG	299,519	$9,325,750
Raiffeisen Bank International AG	132,283	1,505,818
		10,831,568
Belgium — 2.6%
Ageas SA/NV	150,405	7,197,116
Groupe Bruxelles Lambert SA	95,399	9,001,892
KBC Group NV	217,570	14,801,688
Sofina SA	13,436	4,117,557
		35,118,253
Denmark — 1.2%
Danske Bank A/S	601,290	9,223,094
Tryg A/S	314,933	7,488,195
		16,711,289
Finland — 3.6%
Nordea Bank Abp	2,791,328	27,829,756
Sampo Oyj, Class A	435,099	21,127,296
		48,957,052
France — 10.1%
Amundi SA(a)	52,798	3,174,745
AXA SA	1,698,404	44,931,310
BNP Paribas SA	980,056	50,817,251
CNP Assurances	148,750	3,268,706
Credit Agricole SA	1,078,394	11,644,565
Eurazeo SE	34,289	2,634,735
Societe Generale SA	705,695	16,960,703
Wendel SE	23,287	2,320,181
		135,752,196
Germany — 12.7%
Allianz SE, Registered	356,046	80,336,113
Commerzbank AG(b)	877,629	5,729,448
Deutsche Bank AG, Registered(b)	1,801,993	18,018,715
Deutsche Boerse AG	165,471	28,807,596
Hannover Rueck SE	52,731	8,196,007
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	122,223	29,106,268
		170,194,147
Italy — 6.1%
Assicurazioni Generali SpA	965,824	18,286,021
FinecoBank Banca Fineco SpA	530,998	7,381,594
Intesa Sanpaolo SpA	14,409,328	29,362,127
Mediobanca Banca di Credito Finanziario SpA	538,283	5,395,129
Poste Italiane SpA(a)	452,549	4,434,590
UniCredit SpA	1,845,749	17,082,554
		81,942,015
Netherlands — 5.1%
ABN AMRO Bank NV, CVA(a)	370,176	4,601,718
Aegon NV	1,561,890	8,097,899
Euronext NV(a)	75,153	6,021,419
EXOR NV	94,974	6,590,702
ING Groep NV	3,405,915	32,268,352
NN Group NV	235,457	11,533,057
		69,113,147
Norway — 1.5%
DNB Bank ASA	811,994	15,734,260
Gjensidige Forsikring ASA	173,367	3,706,482
		19,440,742
Security	Shares	Value

Spain — 6.5%
Banco Bilbao Vizcaya Argentaria SA	5,818,505	$30,531,155
Banco Santander SA	15,106,081	44,145,230
CaixaBank SA	3,862,695	12,468,372
		87,144,757
Sweden — 7.6%
EQT AB	258,422	7,313,812
Industrivarden AB, Class A	113,178	2,899,907
Industrivarden AB, Class C	141,112	3,553,125
Investor AB, Class A	435,176	9,089,307
Investor AB, Class B	1,589,461	30,585,839
Kinnevik AB, Class B(b)	213,158	4,172,024
L E Lundbergforetagen AB, Class B	65,891	3,081,482
Skandinaviska Enskilda Banken AB, Class A	1,421,801	15,944,212
Svenska Handelsbanken AB, Class A	1,271,206	12,821,787
Swedbank AB, Class A	789,427	12,488,135
		101,949,630
Switzerland — 15.1%
Baloise Holding AG, Registered	39,768	6,917,283
Credit Suisse Group AG, Registered	2,312,391	15,694,932
Julius Baer Group Ltd.	193,027	9,224,339
Partners Group Holding AG	19,763	20,938,842
Swiss Life Holding AG, Registered	27,483	16,069,724
Swiss Re AG	262,612	21,535,976
UBS Group AG, Registered	3,068,501	52,092,810
Zurich Insurance Group AG	131,262	59,759,587
		202,233,493
United Kingdom — 25.5%
3i Group PLC	847,491	13,869,400
abrdn plc	1,889,813	4,437,522
Admiral Group PLC	169,523	5,336,125
Aviva PLC	3,308,136	17,748,566
Barclays PLC	14,618,940	26,871,673
Hargreaves Lansdown PLC	308,269	3,529,170
HSBC Holdings PLC	17,740,384	110,861,941
Legal & General Group PLC	5,212,584	16,248,120
Lloyds Banking Group PLC	61,944,940	35,182,414
London Stock Exchange Group PLC	287,081	28,303,820
M&G PLC	2,278,927	6,050,424
NatWest Group PLC	4,925,453	13,213,940
Phoenix Group Holdings PLC	614,375	4,653,523
Prudential PLC	2,390,922	29,763,281
Schroders PLC	107,758	3,803,882
St. James's Place PLC	471,745	7,580,746
Standard Chartered PLC	2,281,794	15,599,077
		343,053,624

Total Common Stocks — 98.4%
(Cost: $1,704,698,079)		1,322,441,913

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	520,000	$520,000

Total Short-Term Investments — 0.1%
(Cost: $520,000)		520,000

Total Investments in Securities — 98.5%
(Cost: $1,705,218,079)		1,322,961,913

Other Assets, Less Liabilities — 1.5%		20,784,267

Net Assets—100.0%		$1,343,746,180

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$620,000	$—	$(100,000	)(a)	$—	$—	$520,000	520,000	$154	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	404	06/17/22	$15,719	$(276,125)
FTSE 100 Index	41	06/17/22	3,828	(38,109)
				$(314,234)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,322,441,913	$—	$1,322,441,913
Money Market Funds	520,000	—	—	520,000
	$520,000	$1,322,441,913	$—	$1,322,961,913
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(314,234)	$—	$(314,234)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

 3